UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Global Utility & Income Trust
Semi-Annual Report
June 30, 2010
Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was (6.5)% during the semi-annual period ended June 30, 2010, compared with returns of (7.1)% and (7.8)% for the Standard & Poor’s (“S&P”) 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund’s publicly traded shares was (1.4)% during the first half of the year. For the one year period ended June 30, 2010, the Fund’s NAV total return was 9.0% and the total return for the Fund’s publicly traded shares was 21.1%, compared with returns of 5.7% and 6.5% for the S&P 500 Utilities Index and the Lipper Utility Fund Average, respectively. On June 30, 2010, the Fund’s NAV per share was $18.01, while the price of the publicly traded shares closed at $18.56 on the NYSE Amex.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(6.57)%	(6.52)%	9.03%	(4.59)%	2.61%	5.26%
Investment Total Return (c)	(4.17)	(1.37)	21.10	1.64	5.62	5.59
S&P 500 Index	(11.41)	(6.64)	14.43	(9.80)	(0.79)	0.67
S&P 500 Utilities Index	(3.74)	(7.14)	5.73	(6.81)	1.56	7.05
Lipper Utility Fund Average	(6.03)	(7.79)	6.47	(8.70)	2.09	6.44

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance.

The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2010:

Energy and Utilities: Integrated	46.1%
Telecommunications	13.3%
Cable and Satellite	5.8%
Energy and Utilities:
Electric Transmission and Distribution	5.6%
Energy and Utilities: Natural Gas Integrated	5.4%
Energy and Utilities: Natural Gas Utilities	4.2%
U.S. Government Obligations	4.1%
Energy and Utilities: Water	3.5%
Energy and Utilities: Oil	3.1%
Wireless Communications	2.8%
Aerospace	1.4%
Entertainment	1.1%
Diversified Industrial	0.6%
Environmental Services	0.5%
Independent Power Producers and Energy Traders	0.5%
Metals and Mining	0.4%
Energy and Utilities: Services	0.4%
Energy and Utilities: Alternative Energy	0.4%
Transportation	0.3%
Real Estate	0.2%
Business Services	0.2%
Building and Construction	0.1%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 17, 2010 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 17, 2010 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Mario d’Urso, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund. A total of 2,500,991 votes, 2,495,172 votes, and 2,495,172 votes were cast in favor of each Trustee and a total of 2,713 votes, 8,532 votes, and 8,532 votes were withheld for each Trustee, respectively.
     Anthony J. Colavita, James P. Conn, Salvatore M. Salibello, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.6%
	ENERGY AND UTILITIES — 70.3%
	Energy and Utilities: Alternative Energy — 0.4%
	U.S. Companies
7,000	Ormat Technologies Inc.	$246,346	$198,030

	Energy and Utilities: Electric Transmission and Distribution — 5.6%
	Non U.S. Companies
8,775	National Grid plc, ADR	401,681	323,183
3,500	Red Electrica Corporacion SA	168,047	126,003
	U.S. Companies
4,000	CH Energy Group Inc.	178,779	156,960
2,000	Consolidated Edison Inc.	86,603	86,200
5,000	Northeast Utilities	90,818	127,400
46,000	NSTAR	1,092,818	1,610,000
38,000	Pepco Holdings Inc.	720,883	595,840
1,666	UIL Holdings Corp.	53,364	41,700

		2,792,993	3,067,286

	Energy and Utilities: Integrated — 46.1%
	Non U.S. Companies
150,000	A2A SpA	276,010	206,356
600	Areva SA	247,698	250,930
9,000	Chubu Electric Power Co. Inc.	190,737	224,147
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	62,074
2,700	E.ON AG	177,041	73,232
9,000	E.ON AG, ADR	209,576	241,200
9,760	EDP — Energias de Portugal SA, ADR	262,599	288,408
10,000	Electric Power Development Co. Ltd.	252,321	318,272
1,500	Emera Inc.	34,301	34,691
10,000	Endesa SA	256,647	213,938
68,400	Enel SpA	434,924	291,914
29,000	Enersis SA, ADR	172,658	577,390
140,000	Hera SpA	297,864	231,290
10,000	Hokkaido Electric Power Co. Inc.	171,210	216,027
10,000	Hokuriku Electric Power Co.	165,392	220,098
14,000	Huaneng Power International Inc., ADR	421,063	329,420
75,000	Iberdrola SA	381,224	424,819
12,000	Iberdrola SA, ADR	585,151	269,160
2,885	Iberdrola SA, I -10 Shares†	15,346	16,303
3,000	International Power plc	25,732	13,460
28,000	Korea Electric Power Corp., ADR†	324,467	360,640
10,000	Kyushu Electric Power Co. Inc.	178,959	225,075
10,000	Shikoku Electric Power Co. Inc.	171,759	286,829
10,000	The Chugoku Electric Power Co. Inc.	170,328	206,865
16,000	The Kansai Electric Power Co. Inc.	284,747	391,065
10,000	The Tokyo Electric Power Co. Inc.	220,693	272,691
10,000	Tohoku Electric Power Co. Inc.	164,025	215,461
4,500	Verbund AG	209,779	138,424
	U.S. Companies
2,000	Allegheny Energy Inc.	47,829	41,360
2,000	ALLETE Inc.	71,269	68,480
20,000	Ameren Corp.	872,504	475,400
30,000	American Electric Power Co. Inc.	943,467	969,000
1,500	Avista Corp.	27,915	29,295
9,000	Black Hills Corp.	256,232	256,230
500	Cleco Corp.	9,790	13,205
500	CMS Energy Corp.	4,875	7,325
11,000	Dominion Resources Inc.	452,826	426,140
50,000	DPL Inc.	1,356,035	1,195,000
38,000	Duke Energy Corp.	535,087	608,000
4,000	El Paso Electric Co.†	77,953	77,400
58,000	Great Plains Energy Inc.	1,467,679	987,160
22,000	Hawaiian Electric Industries Inc.	541,164	501,160
29,500	Integrys Energy Group Inc.	1,408,474	1,290,330
8,000	Maine & Maritimes Corp.	254,436	354,480
15,000	MGE Energy Inc.	487,338	540,600
14,000	NextEra Energy Inc.	654,896	682,640
45,000	NiSource Inc.	908,189	652,500
13,000	NorthWestern Corp.	390,834	340,600
19,500	OGE Energy Corp.	481,891	712,920
10,000	Otter Tail Corp.	271,063	193,300
1,000	PG&E Corp.	33,930	41,100
16,000	Pinnacle West Capital Corp.	650,094	581,760
4,200	PPL Corp.	117,280	104,790
31,000	Progress Energy Inc.	1,324,875	1,215,820
32,000	Public Service Enterprise Group Inc.	1,065,920	1,002,560
18,000	SCANA Corp.	646,320	643,680
45,000	Southern Co.	1,322,848	1,497,600
1,000	TECO Energy Inc.	15,970	15,070
30,000	The AES Corp.†	272,995	277,200
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
2,000	The Empire District Electric Co.	$41,522	$37,540
15,000	UniSource Energy Corp.	369,330	452,700
17,000	Vectren Corp.	408,701	402,220
40,000	Westar Energy Inc.	841,089	864,400
5,000	Wisconsin Energy Corp.	171,276	253,700
45,000	Xcel Energy Inc.	761,339	927,450

		25,927,096	25,340,294

	Energy and Utilities: Natural Gas Integrated — 5.4%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	288,733	320,632
	U.S. Companies
50,000	El Paso Corp.	428,725	555,500
1,000	Energen Corp.	30,935	44,330
18,000	National Fuel Gas Co.	488,706	825,840
2,000	ONEOK Inc.	51,437	86,500
24,000	Southern Union Co.	486,282	524,640
30,000	Spectra Energy Corp.	634,201	602,100

		2,409,019	2,959,542

	Energy and Utilities: Natural Gas Utilities — 4.2%
	Non U.S. Companies
1,500	Enagas	37,053	22,727
1,890	GDF Suez	62,915	54,313
11,454	GDF Suez, ADR	362,710	325,866
6,867	GDF Suez, Strips	0	8
	U.S. Companies
14,000	Atmos Energy Corp.	344,856	378,560
4,050	Chesapeake Utilities Corp.	117,706	127,170
20,000	Nicor Inc.	667,385	810,000
5,000	Piedmont Natural Gas Co. Inc.	116,790	126,500
10,000	Southwest Gas Corp.	250,760	295,000
5,000	The Laclede Group Inc.	159,165	165,650

		2,119,340	2,305,794

	Energy and Utilities: Oil — 3.1%
	Non U.S. Companies
10,000	Dragon Oil plc†	70,328	60,959
1,000	Niko Resources Ltd.	48,277	93,007
3,000	PetroChina Co. Ltd., ADR	244,550	329,190
11,000	Petroleo Brasileiro SA, ADR	327,675	377,520
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	451,980
	U.S. Companies
2,000	Chevron Corp.	120,100	135,720
2,000	ConocoPhillips	74,050	98,180
2,000	Devon Energy Corp.	67,255	121,840
1,000	Exxon Mobil Corp.	45,500	57,070

		1,458,666	1,725,466

	Energy and Utilities: Services — 0.4%
	Non U.S. Companies
10,000	ABB Ltd., ADR	123,092	172,800
	U.S. Companies
2,500	Halliburton Co.	60,195	61,375

		183,287	234,175

	Energy and Utilities: Water — 3.5%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	25,565	17,070
49,000	Severn Trent plc	860,939	901,225
37,090	United Utilities Group plc	366,828	291,212
	U.S. Companies
8,666	Aqua America Inc.	129,735	153,215
2,700	California Water Service Group	76,295	96,390
4,000	Middlesex Water Co.	75,033	63,400
17,000	SJW Corp.	277,304	398,480

		1,811,699	1,920,992

	Diversified Industrial — 0.6%
	Non U.S. Companies
9,000	Bouygues SA	300,585	351,356

	Environmental Services — 0.5%
	Non U.S. Companies
500	Suez Environnement Co. SA	0	8,306
12,000	Veolia Environnement	367,020	284,020

		367,020	292,326

	Independent Power Producers and Energy Traders — 0.5%
	U.S. Companies
12,000	NRG Energy Inc.†	289,986	254,520

	TOTAL ENERGY AND UTILITIES	37,906,037	38,649,781

	COMMUNICATIONS — 21.7%
	Cable and Satellite — 5.8%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	281,809
2,500	Rogers Communications Inc., Cl. B	25,532	81,900
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	53,052	21,012
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	$476,250	$600,250
40,000	DIRECTV, Cl. A†	914,024	1,356,800
30,000	DISH Network Corp., Cl. A	576,046	544,500
6,000	EchoStar Corp., Cl. A†	150,819	114,480
4,580	Liberty Global Inc., Cl. A†	86,290	119,034
4,000	Liberty Global Inc., Cl. C†	72,761	103,960

		2,549,843	3,223,745

	Telecommunications — 13.2%
	Non U.S. Companies
26,000	BCE Inc.	534,078	761,020
4,000	Belgacom SA	127,825	126,517
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	51,669	50,213
26,000	BT Group plc, ADR	865,808	499,460
38,000	Deutsche Telekom AG, ADR	632,643	443,460
6,000	France Telecom SA, ADR	149,213	103,860
8,000	Manitoba Telecom Services Inc.	249,141	202,226
29,651	Orascom Telecom Holding SAE, GDR	155,291	130,465
75,000	Portugal Telecom SGPS SA	865,337	750,220
15,000	Royal KPN NV, ADR	114,993	191,550
1,300	Swisscom AG	416,138	442,520
10,000	Telecom Italia SpA	32,599	11,128
17,000	Telefonica SA, ADR	744,598	944,010
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	126,939	197,540
13,000	Telekom Austria AG	196,030	145,220
12,000	VimpelCom Ltd., ADR†	78,900	194,160
	U.S. Companies
31,000	AT&T Inc.	897,648	749,890
70,000	Sprint Nextel Corp.†	239,721	296,800
10,000	Telephone & Data Systems Inc.	342,725	303,900
25,000	Verizon Communications Inc.	908,836	700,500

		7,730,132	7,244,659

	Wireless Communications — 2.7%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	95,286	95,000
12,000	Millicom International Cellular SA	767,764	972,840
4,000	Mobile TeleSystems OJSC, ADR	54,874	76,640
6,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,501	77,880
6,000	Vivo Participacoes SA, ADR	161,522	155,520
5,000	Vodafone Group plc, ADR	138,000	103,350

		1,308,947	1,481,230

	TOTAL COMMUNICATIONS	11,588,922	11,949,634

	OTHER — 3.6%
	Aerospace — 1.4%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	628,651	756,387
8,100,000	Rolls-Royce Group plc, Cl. C†	12,436	12,102

		641,087	768,489

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	42,173	30,713

	Business Services — 0.2%
	Non U.S. Companies
4,000	Sistema JSFC, GDR (b)	100,137	94,880

	Entertainment — 1.1%
	Non U.S. Companies
30,000	Vivendi	841,985	616,868

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	66,939	246,016

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	149,494	135,720

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	91,876	93,380

	TOTAL OTHER	1,933,691	1,986,066

	TOTAL COMMON STOCKS	51,428,650	52,585,481

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$64,126	$76,000

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (a)	26,010	26,680

	TOTAL CONVERTIBLE PREFERRED STOCKS	90,136	102,680

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (b)	26,369	22,631
2,000	Bharti Airtel Ltd., expire 09/29/14† (b)	14,981	11,315

	TOTAL WARRANTS	41,350	33,946

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
	U.S. Treasury Bills — 3.8%
$2,075,000	U.S. Treasury Bills, 0.051% to 0.178%††, 07/01/10 to 12/02/10	2,074,735	2,074,736

	U.S. Treasury Cash Management Bills — 0.3%
185,000	U.S. Treasury Cash Management Bill, 0.152%††, 07/15/10	184,989	184,989

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,259,724	2,259,725

TOTAL INVESTMENTS — 100.0%		$53,819,860	54,981,832

Other Assets and Liabilities (Net)			214,671

NET ASSETS — COMMON SHARES (3,065,157 common shares outstanding)			$55,196,503

NET ASSET VALUE PER COMMON SHARE ($55,196,503 ÷ 3,065,157 shares outstanding)			$18.01

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $76,893 or 0.14% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $179,039 or 0.33% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.4%	$36,524,710
Europe	23.3	12,808,587
Japan	4.7	2,576,531
Latin America	3.4	1,860,216
Asia/Pacific	2.0	1,081,324
Africa/Middle East	0.2	130,464

Total Investments	100.0%	$54,981,832

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $53,819,860)	$54,981,832
Foreign currency, at value (cost $399)	398
Cash	19,067
Dividends receivable	243,616
Deferred offering expense	109,678
Prepaid expense	1,722

Total Assets	55,356,313

Liabilities:
Payable for investment advisory fees	37,042
Payable for payroll expenses	11,106
Payable for accounting fees	7,500
Payable for shareholder communications expenses	37,598
Payable for legal and audit fees	31,091
Unrealized depreciation on swap contracts	24,967
Other accrued expenses	10,506

Total Liabilities	159,810

Net Assets applicable to 3,065,157 shares outstanding	$55,196,503

Net Assets Consist of:
Paid-in capital	$54,291,497
Accumulated net investment income	35,439
Accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions	(267,956)
Net unrealized appreciation on investments	1,161,972
Net unrealized depreciation on swap contracts	(24,967)
Net unrealized appreciation on foreign currency translations	518

Net Assets	$55,196,503

Net Asset Value per Common Share:
($55,196,503 ÷ 3,065,157 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$18.01

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $74,686)	$1,394,122
Interest	5,632

Total Investment Income	1,399,754

Expenses:
Investment advisory fees	257,581
Shareholder communications expenses	34,316
Payroll expenses	30,905
Trustees’ fees	29,731
Legal and audit fees	27,485
Accounting fees	22,500
Custodian fees	16,427
Shareholder services fees	6,173
Interest expense	37
Miscellaneous expenses	13,903

Total Expenses	439,058

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(1,185)
Custodian fee credits	(7)

Total Reductions and Credits	(1,192)

Net Expenses	437,866

Net Investment Income	961,888

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	288,864
Net realized gain on swap contracts	49,953
Net realized loss on foreign currency transactions	(5,289)

Net realized gain on investments, swap contracts, and foreign currency transactions	333,528

Net change in unrealized depreciation:
on investments	(5,148,241)
on swap contracts	(16,597)
on foreign currency translations	(984)

Net change in unrealized depreciation on investments, swap contracts, and foreign currency translations	(5,165,822)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(4,832,294)

Net Decrease in Net Assets Resulting from Operations	$(3,870,406)

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$961,888	$1,468,217
Net realized gain on investments, swap contracts, and foreign currency transactions	333,528	200,937
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(5,165,822)	6,186,555

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,870,406)	7,855,709

Distributions to Common Shareholders:
Net investment income	(917,903)*	(1,596,871)
Net realized short-term gain	(165,223)*	—
Return of capital	(752,681)*	(2,063,796)

Total Distributions to Common Shareholders	(1,835,807)	(3,660,667)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	208,922	77,210

Net Increase in Net Assets from Fund Share Transactions	208,922	77,210

Net Increase/(Decrease) in Net Assets	(5,497,291)	4,272,252

Net Assets:
Beginning of period	60,693,794	56,421,542

End of period (including undistributed net investment income of $35,439 and $0, respectively)	$55,196,503	$60,693,794

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a common share of beneficial	June 30, 2010		Year Ended December 31,
interest outstanding throughout each period:	(Unaudited)		2009	2008	2007	2006	2005
Operating Performance:
Net asset value, beginning of period	$19.87		$18.50	$25.50	$24.52	$20.45	$21.03

Net investment income	0.31		0.48	0.47	0.45	0.64	0.64
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(1.57)		2.09	(6.27)	2.06	4.63	0.23

Total from investment operations	(1.26)		2.57	(5.80)	2.51	5.27	0.87

Distributions to Common Shareholders:
Net investment income	(0.30)	*	(0.52)	(0.55)	(0.30)	(0.65)	(0.63)
Net realized gain	(0.05)	*	—	(0.48)	(1.23)	(0.55)	(0.82)
Return of capital	(0.25)	*	(0.68)	(0.17)	—	—	—

Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.53)	(1.20)	(1.45)

Capital Share Transactions:
Increase in net asset value from common share transactions	0.00	(b)	—	—	—	—	—
Contribution from Adviser	—		—	0.00 (b)	—	—	—

Total capital share transactions	0.00	(b)	—	0.00 (b)	—	—	—

Net Asset Value, End of Period	$18.01		$19.87	$18.50	$25.50	$24.52	20.45

NAV total return †	(6.52)%		14.92%	(23.30)%	10.46%	26.66%	4.2%

Market value, end of period	$18.56		$19.42	$15.90	$23.05	22.17	$17.76

Total investment return ††	(1.37)%		31.31%	(26.43)%	11.29%	32.83%	(2.3)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$55,197		$60,694	$56,422	$77,778	$74,807	$62,381
Ratio of net investment income to average net assets	3.30	%(c)	2.70%	2.15%	1.82%	2.92%	2.99%
Ratio of operating expenses to average net assets (a)	1.51	%(c)	1.61%	1.54%	1.55%	1.66%	1.56%
Portfolio turnover rate †††	4.2%		9.5%	24.3%	16.7%	21.8%	21.0%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005, would have been 35.0%, 22.2%, and 37.8%, respectively.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	The ratio does not include a reduction of advisory fee on unsupervised assets for the six months ended June 30, 2010. Including such advisory fee reduction on unsupervised assets, the ratio of operating expenses to average net assets would have been 1.50%. There were no advisory fee reductions on unsupervised assets for the years ended December 31, 2009, 2008, 2007, 2006, and 2005.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.
See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.
     The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
COMMUNICATIONS
Telecommunications
Non U.S. Companies	$5,143,356	$50,213	$5,193,569
OTHER
Aerospace
Non U.S. Companies	756,387	12,102	768,489
Other Industries (a)	46,623,423	—	46,623,423

Total Common Stocks	52,523,166	62,315	52,585,481

Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications
U.S. Companies	76,000	—	76,000
OTHER
Transportation
U.S. Companies	—	26,680	26,680

Total Convertible Preferred Stocks	76,000	26,680	102,680

Warrants (a)	—	33,946	33,946
U.S. Government Obligations	—	2,259,725	2,259,725

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$52,599,166	$2,382,666	$54,981,832

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(24,967)	$(24,967)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
     There were no Level 3 investments held at June 30, 2010 or December 31, 2009.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$445,090 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$(24,967)
The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2010 had an average monthly notional amount of approximately $426,997.
As of June 30, 2010, the value of equity contract for difference swap agreements that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts.
For the six months ended June 30, 2010, the effect of equity contract for difference swap agreements with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized depreciation on swap contracts.
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2010, there were no open securities sold short.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$1,596,871
Return of capital	2,063,796

Total distributions paid	$3,660,667

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     At December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(375,535)
Net unrealized appreciation on investments, swap contracts, and foreign currency translations	6,226,215
Other temporary differences*	7,858

Total	$5,858,538

*	Other temporary differences are primarily due to swap accrual adjustments, income from investments in hybrid securities, and taxable bond premiums.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $375,535, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$53,882,138	$6,290,947	$(5,191,253)	$1,099,694
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 0.80% (prior to May 28, 2010, the Advisory fees was 0.90%) of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.
     During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $1,588 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2010 the Fund paid or accrued $30,905 in payroll expenses in the Statement of Operations.
     The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
     There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $1,185.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $2,629,247 and $2,363,753, respectively.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2010 and the year ended December 31, 2009, the Fund did not repurchase any common shares of beneficial interest in the open market.
Transactions in shares of beneficial interest were as follows:

Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	10,911	$208,922	4,010	$77,210
     A shelf registration authorizing the offering of preferred shares was declared effective by the SEC on March 19, 2008.
6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on May 19, 2010, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of equity closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance for the one year period was in the bottom quartile and for the three and five year periods was in the top quartile. The Independent Board Members also reviewed performance of the Fund in relation to the S&P 500 Utilities Index and the Lipper Utility Fund Average. In each of the one, three, and five year periods, the Fund’s performance was above average.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder LLP

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President & Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

Common
NYSE Amex-Symbol:	GLU
Shares Outstanding:	3,065,157

*	Agnes Mullady, Treasurer and Secretary, is on a leave of absence.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

(d) Maximum Number
			(c) Total Number of	(or Approximate
			Shares (or Units)	Dollar Value) of
			Purchased as Part	Shares (or Units)
	(a) Total Number of	(b) Average Price	of Publicly	that May Yet Be
	Shares (or Units)	Paid per Share (or	Announced Plans or	Purchased Under the
Period	Purchased	Unit)	Programs	Plans or Programs
Month #1	Common — N/A	Common — N/A	Common — N/A	Common — 3,056,394
01/01/10 through 01/31/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Month #2	Common — N/A	Common — N/A	Common — N/A	Common — 3,058,592
02/01/10 through 02/28/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Month #3	Common — N/A	Common — N/A	Common — N/A	Common — 3,060,780
03/01/10 through 03/31/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Month #4	Common — N/A	Common — N/A	Common — N/A	Common — 3,062,847
04/01/10 through 04/30/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Month #5	Common — N/A	Common — N/A	Common — N/A	Common — 3,065,157
05/01/10 through 05/31/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Month #6	Common — N/A	Common — N/A	Common — N/A	Common — 3,065,157
06/01/10 through 06/30/10	Preferred — N/A	Preferred — N/A	Preferred — N/A	Preferred — N/A

Total	Common — N/A	Common — N/A	Common — N/A	N/A
	Preferred — N/A	Preferred — N/A	Preferred — N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:
a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.
On January 15, 2010, the Board of Trustees of The Gabelli Global Utility & Income Trust (the “Fund”) approved and adopted an amendment (the “Amendment”) to the By-Laws of the Fund. The Amendment was effective as of January 15, 2010. The Amendment sets forth the processes and procedures that shareholders of the Fund must follow, and specifies additional information that shareholders of the Fund must provide, when proposing trustee nominations at any annual or special meeting of shareholders or other business to be considered at an annual meeting of shareholders.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer &
Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.